FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

9.    FAIR VALUE MEASUREMENTS

Financial instruments that are measured at fair value on a recurring basis and their corresponding placement in the fair value hierarchy consist of the following (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Fair Value
Assets:
Money market funds	$408,082	$—	$—	$408,082
Liabilities:
Warrant liability - Public Warrants	6,553	—	—	6,553
Warrant liability - Private Warrants	—	3,715	—	3,715
Total liabilities	$6,553	$3,715	$—	$10,268

	December 31, 2020
	Level 1	Level 2	Level 3	Fair Value
Assets:
Money market funds	$103,472	$—	$—	$103,472

The carrying amount of money market funds approximates fair value and is classified within Level 1 because we determined the fair value through quoted market prices.

The Warrants were accounted for as a liability in accordance with ASC 815-40 (see Note 19). The warrant liability was measured at fair value upon assumption and on a recurring basis, with changes in fair value presented in the consolidated statements of operations.

As of the Closing Date and December 31, 2021, we valued the Warrants by applying the valuation technique of a Monte Carlo simulation model to reflect the redemption conditions. We used Level 1 inputs for the Public Warrants and Level 2 inputs for the Private Warrants. The Private Warrants are substantially similar to the Public Warrants, but not directly traded or quoted on an active market.

The following table presents the changes in the fair value of the warrant liability (in thousands):

	Public	Private	Total
	Warrants	Warrants	Warrant Liability
Fair value as of December 31, 2020	$—	$—	$—
Assumption of Warrants in Business Combination	17,981	10,238	28,219
Change in fair value of Warrant liability	(11,428)	(6,523)	(17,951)
Fair value as of December 31, 2021	$6,553	$3,715	$10,268